Acquisitions, Dispositions and Impairments	12 Months Ended
Dec. 31, 2014
Acquisitions, Dispositions and Impairments
ACQUISITION AND IMPAIRMENTS

ACQUISITION

2012

BlueStar Energy (Generation & Marketing segment)

In March 2012, we completed the acquisition of BlueStar Energy Holdings, Inc. (BlueStar) and its independent retail electric supplier BlueStar Energy Solutions for $70 million.  This transaction also included goodwill of $15 million, intangible assets associated with sales contracts and customer accounts of $58 million and liabilities associated with supply contracts of $25 million.  BlueStar has been in operation since 2002.  Beginning in June 2012, BlueStar began doing business as AEP Energy.  AEP Energy provides electric supply for retail customers in Ohio, Illinois and other deregulated electricity markets and also provides energy solutions throughout the United States, including demand response and energy efficiency services.

IMPAIRMENTS

2013

Amos Plant, Unit 3 (Vertically Integrated Utilities segment)

In July 2013, the Virginia SCC approved the transfer of a two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price is approximately $39 million.  In December 2013, the WVPSC issued an order that approved the transfer of a two-thirds interest in the Amos Plant, Unit 3 to APCo but deferred a final decision related to the $83 million pretax reduction in transfer price until APCo’s next base rate case.  The West Virginia and FERC jurisdictional share of the potential reduced transfer price is approximately $44 million.  Upon evaluation, management believes the West Virginia jurisdictional share is probable of recovery.  As a result of the Virginia order, in the fourth quarter of 2013, we recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.

Big Sandy Plant, Unit 2 FGD Project (Vertically Integrated Utilities segment)

In the third quarter of 2013, KPCo recorded a pretax write-off of $33 million in Asset Impairments and Other Related Charges on the statement of income primarily related to the Big Sandy Plant, Unit 2 FGD project as disallowed by the KPSC.

Muskingum River Plant, Unit 5 (Generation & Marketing segment)

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including the 600 MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, we have the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, we re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, we recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  Management expects to retire the plant in 2015.

2012

Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 (Generation & Marketing segment)

In October 2012, we filed applications with the FERC proposing to terminate the Interconnection Agreement and seeking to complete the corporate separation of OPCo's generation assets.  Based on the intention to terminate the Interconnection Agreement and the FERC filing, we performed an evaluation of the recoverability of generation assets.  As a result, in November 2012, we, using generating unit specific estimated future cash flows, concluded that we had a material impairment of certain Ohio generation assets.  Under a market-based value approach, using level 3 unobservable inputs, we determined that the fair value of these generating units was zero based on the lack of installed environmental control equipment and the nature and condition of these generating units.  In the fourth quarter of 2012, we recorded a pretax impairment of $287 million in Asset Impairments and Other Related Charges on the statement of income related to Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 generating units which includes $13 million of related material and supplies inventory.

Turk Plant (Vertically Integrated Utilities segment)

In 2012, SWEPCo recorded a pretax write-off of $13 million in Asset Impairments and Other Related Charges on the statement of income related to unrecoverable construction costs subject to the Texas capital costs cap portion of the Turk Plant.

Appalachian Power Co [Member]
Acquisitions, Dispositions and Impairments
DISPOSITION AND IMPAIRMENTS

DISPOSITION

2013

Conesville Coal Preparation Company – Affecting OPCo

In April 2013, OPCo closed on the sale of its Conesville Coal Preparation Company.  This sale did not have a significant impact on OPCo’s financial statements.

IMPAIRMENTS

2013

Amos Plant, Unit 3 – Affecting APCo

In July 2013, the Virginia SCC approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price is approximately $39 million.  In December 2013, the WVPSC issued an order that approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but deferred a final decision related to the $83 million pretax reduction in transfer price until APCo’s next base rate case.  The West Virginia and FERC jurisdictional share of the potential reduced transfer price is approximately $44 million.  Upon evaluation, management believes the West Virginia jurisdictional share is probable of recovery.  As a result of the Virginia order, in the fourth quarter of 2013, management recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.

Muskingum River Plant, Unit 5 – Affecting OPCo

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including OPCo’s 600MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, OPCo has the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, management re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, OPCo recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  Management expects to retire the plant in 2015.

2012

Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 – Affecting OPCo

In October 2012, management filed applications with the FERC proposing to terminate the Interconnection Agreement and seeking to complete the corporate separation of OPCo's generation assets.  Based on the intention to terminate the Interconnection Agreement and the FERC filing, management performed an evaluation of the recoverability of generation assets.  As a result, in November 2012, management, using generating unit specific estimated future cash flows, concluded that OPCo had a material impairment of certain generation assets.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of these generating units was zero based on the lack of installed environmental control equipment and the nature and condition of these generating units.  In the fourth quarter of 2012, OPCo recorded a pretax impairment of $287 million in Asset Impairments and Other Related Charges on the statement of income related to Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 generating units which includes $13 million of related material and supplies inventory.

Turk Plant – Affecting SWEPCo

In 2012, SWEPCo recorded a pretax write-off of $13 million in Asset Impairments and Other Related Charges on the statement of income related to unrecoverable construction costs subject to the Texas capital costs cap portion of the Turk Plant.

Indiana Michigan Power Co [Member]
Acquisitions, Dispositions and Impairments
DISPOSITION AND IMPAIRMENTS

DISPOSITION

2013

Conesville Coal Preparation Company – Affecting OPCo

In April 2013, OPCo closed on the sale of its Conesville Coal Preparation Company.  This sale did not have a significant impact on OPCo’s financial statements.

IMPAIRMENTS

2013

Amos Plant, Unit 3 – Affecting APCo

In July 2013, the Virginia SCC approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price is approximately $39 million.  In December 2013, the WVPSC issued an order that approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but deferred a final decision related to the $83 million pretax reduction in transfer price until APCo’s next base rate case.  The West Virginia and FERC jurisdictional share of the potential reduced transfer price is approximately $44 million.  Upon evaluation, management believes the West Virginia jurisdictional share is probable of recovery.  As a result of the Virginia order, in the fourth quarter of 2013, management recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.

Muskingum River Plant, Unit 5 – Affecting OPCo

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including OPCo’s 600MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, OPCo has the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, management re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, OPCo recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  Management expects to retire the plant in 2015.

2012

Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 – Affecting OPCo

In October 2012, management filed applications with the FERC proposing to terminate the Interconnection Agreement and seeking to complete the corporate separation of OPCo's generation assets.  Based on the intention to terminate the Interconnection Agreement and the FERC filing, management performed an evaluation of the recoverability of generation assets.  As a result, in November 2012, management, using generating unit specific estimated future cash flows, concluded that OPCo had a material impairment of certain generation assets.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of these generating units was zero based on the lack of installed environmental control equipment and the nature and condition of these generating units.  In the fourth quarter of 2012, OPCo recorded a pretax impairment of $287 million in Asset Impairments and Other Related Charges on the statement of income related to Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 generating units which includes $13 million of related material and supplies inventory.

Turk Plant – Affecting SWEPCo

In 2012, SWEPCo recorded a pretax write-off of $13 million in Asset Impairments and Other Related Charges on the statement of income related to unrecoverable construction costs subject to the Texas capital costs cap portion of the Turk Plant.

Ohio Power Co [Member]
Acquisitions, Dispositions and Impairments
DISPOSITION AND IMPAIRMENTS

DISPOSITION

2013

Conesville Coal Preparation Company – Affecting OPCo

In April 2013, OPCo closed on the sale of its Conesville Coal Preparation Company.  This sale did not have a significant impact on OPCo’s financial statements.

IMPAIRMENTS

2013

Amos Plant, Unit 3 – Affecting APCo

In July 2013, the Virginia SCC approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price is approximately $39 million.  In December 2013, the WVPSC issued an order that approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but deferred a final decision related to the $83 million pretax reduction in transfer price until APCo’s next base rate case.  The West Virginia and FERC jurisdictional share of the potential reduced transfer price is approximately $44 million.  Upon evaluation, management believes the West Virginia jurisdictional share is probable of recovery.  As a result of the Virginia order, in the fourth quarter of 2013, management recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.

Muskingum River Plant, Unit 5 – Affecting OPCo

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including OPCo’s 600MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, OPCo has the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, management re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, OPCo recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  Management expects to retire the plant in 2015.

2012

Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 – Affecting OPCo

In October 2012, management filed applications with the FERC proposing to terminate the Interconnection Agreement and seeking to complete the corporate separation of OPCo's generation assets.  Based on the intention to terminate the Interconnection Agreement and the FERC filing, management performed an evaluation of the recoverability of generation assets.  As a result, in November 2012, management, using generating unit specific estimated future cash flows, concluded that OPCo had a material impairment of certain generation assets.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of these generating units was zero based on the lack of installed environmental control equipment and the nature and condition of these generating units.  In the fourth quarter of 2012, OPCo recorded a pretax impairment of $287 million in Asset Impairments and Other Related Charges on the statement of income related to Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 generating units which includes $13 million of related material and supplies inventory.

Turk Plant – Affecting SWEPCo

In 2012, SWEPCo recorded a pretax write-off of $13 million in Asset Impairments and Other Related Charges on the statement of income related to unrecoverable construction costs subject to the Texas capital costs cap portion of the Turk Plant.

Public Service Co Of Oklahoma [Member]
Acquisitions, Dispositions and Impairments
DISPOSITION AND IMPAIRMENTS

DISPOSITION

2013

Conesville Coal Preparation Company – Affecting OPCo

In April 2013, OPCo closed on the sale of its Conesville Coal Preparation Company.  This sale did not have a significant impact on OPCo’s financial statements.

IMPAIRMENTS

2013

Amos Plant, Unit 3 – Affecting APCo

In July 2013, the Virginia SCC approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price is approximately $39 million.  In December 2013, the WVPSC issued an order that approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but deferred a final decision related to the $83 million pretax reduction in transfer price until APCo’s next base rate case.  The West Virginia and FERC jurisdictional share of the potential reduced transfer price is approximately $44 million.  Upon evaluation, management believes the West Virginia jurisdictional share is probable of recovery.  As a result of the Virginia order, in the fourth quarter of 2013, management recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.

Muskingum River Plant, Unit 5 – Affecting OPCo

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including OPCo’s 600MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, OPCo has the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, management re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, OPCo recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  Management expects to retire the plant in 2015.

2012

Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 – Affecting OPCo

In October 2012, management filed applications with the FERC proposing to terminate the Interconnection Agreement and seeking to complete the corporate separation of OPCo's generation assets.  Based on the intention to terminate the Interconnection Agreement and the FERC filing, management performed an evaluation of the recoverability of generation assets.  As a result, in November 2012, management, using generating unit specific estimated future cash flows, concluded that OPCo had a material impairment of certain generation assets.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of these generating units was zero based on the lack of installed environmental control equipment and the nature and condition of these generating units.  In the fourth quarter of 2012, OPCo recorded a pretax impairment of $287 million in Asset Impairments and Other Related Charges on the statement of income related to Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 generating units which includes $13 million of related material and supplies inventory.

Turk Plant – Affecting SWEPCo

In 2012, SWEPCo recorded a pretax write-off of $13 million in Asset Impairments and Other Related Charges on the statement of income related to unrecoverable construction costs subject to the Texas capital costs cap portion of the Turk Plant.

Southwestern Electric Power Co [Member]
Acquisitions, Dispositions and Impairments
DISPOSITION AND IMPAIRMENTS

DISPOSITION

2013

Conesville Coal Preparation Company – Affecting OPCo

In April 2013, OPCo closed on the sale of its Conesville Coal Preparation Company.  This sale did not have a significant impact on OPCo’s financial statements.

IMPAIRMENTS

2013

Amos Plant, Unit 3 – Affecting APCo

In July 2013, the Virginia SCC approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price is approximately $39 million.  In December 2013, the WVPSC issued an order that approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but deferred a final decision related to the $83 million pretax reduction in transfer price until APCo’s next base rate case.  The West Virginia and FERC jurisdictional share of the potential reduced transfer price is approximately $44 million.  Upon evaluation, management believes the West Virginia jurisdictional share is probable of recovery.  As a result of the Virginia order, in the fourth quarter of 2013, management recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.

Muskingum River Plant, Unit 5 – Affecting OPCo

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including OPCo’s 600MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, OPCo has the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, management re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, OPCo recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  Management expects to retire the plant in 2015.

2012

Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 – Affecting OPCo

In October 2012, management filed applications with the FERC proposing to terminate the Interconnection Agreement and seeking to complete the corporate separation of OPCo's generation assets.  Based on the intention to terminate the Interconnection Agreement and the FERC filing, management performed an evaluation of the recoverability of generation assets.  As a result, in November 2012, management, using generating unit specific estimated future cash flows, concluded that OPCo had a material impairment of certain generation assets.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of these generating units was zero based on the lack of installed environmental control equipment and the nature and condition of these generating units.  In the fourth quarter of 2012, OPCo recorded a pretax impairment of $287 million in Asset Impairments and Other Related Charges on the statement of income related to Beckjord Plant, Unit 6, Conesville Plant, Unit 3, Kammer Plant, Units 1-3, Muskingum River Plant, Units 1-4, Sporn Plant, Units 2 and 4 and Picway Plant, Unit 5 generating units which includes $13 million of related material and supplies inventory.

Turk Plant – Affecting SWEPCo

In 2012, SWEPCo recorded a pretax write-off of $13 million in Asset Impairments and Other Related Charges on the statement of income related to unrecoverable construction costs subject to the Texas capital costs cap portion of the Turk Plant.